UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (404) 439-3217

Date of fiscal year end:      2/28

Date of reporting period:      8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Bond Fund

NYSE: VBF

2	Letters to Shareholders

3	Fund Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

20	Financial Statements

22	Notes to Financial Statements

29	Financial Highlights

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Bond Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Fund at NAV	4.71%
Fund at Market Value	4.69
Bloomberg Barclays Baa U.S. Corporate Bond Index▼	4.02

Market Price Discount to NAV as of 8/31/17	–5.08

Source: ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Bloomberg Barclays Baa U.S. Corporate Bond Index is the Baa component of the Bloomberg Barclays U.S. Corporate Investment Grade Index.

    The Bloomberg Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Bond Fund

Schedule of Investments(a)

August 31, 2017

(Unaudited)

	Principal Amount	Value
Bonds & Notes–89.83%
Aerospace & Defense–0.14%
Bombardier Inc. (Canada), Sr. Unsec. Notes,
6.00%, 10/15/2022(b)	$35,000	$35,700
7.50%, 03/15/2025(b)	31,000	32,976
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	66,000	69,383
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	45,000	47,025
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	15,000	15,656
6.50%, 05/15/2025	120,000	123,900
		324,640

Agricultural & Farm Machinery–0.04%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	89,000	92,004

Air Freight & Logistics–0.01%
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	25,000	26,375

Airlines–4.24%
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	456,879	469,429
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	413,943	426,191
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	899,000	890,905
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	472,000	494,841
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	590,000	610,782
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	510,000	533,755
Series 2017-2, Class A, Sec. Second Lien Pass Thru Ctfs., 3.60%, 04/15/2031	636,000	642,353
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Thru Ctfs., 3.35%, 04/15/2031	793,000	802,499
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	181,821	186,958

	Principal Amount	Value
Airlines–(continued)
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	$203,799	$210,850
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.63%, 03/15/2022	860,000	886,926
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	1,313,785	1,333,492
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	502,782	524,204
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	610,659	658,748
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	561,745	576,671
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	623,000	638,245
		9,886,849

Alternative Carriers–0.05%
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/2026	39,000	40,024
5.38%, 05/01/2025	63,000	65,047
		105,071

Aluminum–0.12%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	220,961
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	67,000	70,685
		291,646

Apparel Retail–0.65%
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	40,000	43,467
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	86,000	78,260
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	98,000	104,002
6.75%, 07/01/2036	10,000	9,563
6.88%, 11/01/2035	40,000	38,400
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	1,212,000	1,244,678
		1,518,370

Apparel, Accessories & Luxury Goods–0.10%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	145,000	151,344
4.88%, 05/15/2026(b)	75,000	78,094
		229,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–2.58%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$1,215,000	$1,298,776
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	355,000	364,922
Bank of New York Mellon Corp. (The), Sr. Unsec. Sub. Medium-Term Notes, 3.30%, 08/23/2029	768,000	771,423
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	1,090,000	1,248,239
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	520,000	538,524
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	1,425,000	1,650,896
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	124,000	137,330
		6,010,110

Auto Parts & Equipment–0.02%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	25,000	26,156
Dana Inc., Sr. Unsec. Notes,
5.38%, 09/15/2021	13,000	13,390
5.50%, 12/15/2024	17,000	17,765
		57,311

Automobile Manufacturers–0.61%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.85%, 01/06/2022(b)	504,000	511,814
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	362,000	360,240
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	532,000	542,627
		1,414,681

Automotive Retail–0.56%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
4.50%, 12/01/2023	300,000	318,184
5.75%, 05/01/2020	845,000	917,430
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	23,000	23,517
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	44,000	47,355
		1,306,486

Brewers–1.52%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
3.30%, 02/01/2023	687,000	713,833
4.90%, 02/01/2046	1,897,000	2,174,146
Heineken NV (Netherlands), Sr. Unsec. Notes, 4.35%, 03/29/2047(b)	606,000	646,653
		3,534,632

	Principal Amount	Value
Broadcasting–0.20%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
4.75%, 08/01/2025	$12,000	$12,075
5.00%, 04/01/2024	50,000	51,688
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	78,000	80,632
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	80,000	80,000
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	73,000	58,400
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	61,000	65,727
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	53,000	54,855
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	59,000	61,508
		464,885

Building Products–0.40%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	45,000	48,248
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	70,000	79,887
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	68,000	70,125
Owens Corning, Sr. Unsec. Gtd. Global Notes, 4.30%, 07/15/2047	701,000	683,518
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	50,000	51,438
		933,216

Cable & Satellite–2.80%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	200,000	212,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	70,000	73,325
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	145,000	153,700
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.91%, 07/23/2025	1,257,000	1,345,974
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	390,000	355,047
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	580,000	768,346
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	689,000	684,896
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	85,000	93,925
Sr. Unsec. Notes, 10.88%, 10/15/2025(b)	200,000	247,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	$162,000	$174,960
7.88%, 09/01/2019	109,000	119,900
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	30,000	25,238
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	86,000	82,130
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.95%, 04/01/2041	1,193,000	1,524,168
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
3.88%, 08/01/2022(b)	120,000	122,400
5.38%, 07/15/2026(b)	69,000	72,450
6.00%, 07/15/2024(b)	50,000	54,125
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	200,000	207,500
Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	200,000	209,500
		6,527,584

Casinos & Gaming–0.25%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 04/01/2026	23,000	25,099
6.88%, 05/15/2023	86,000	92,772
MGM Resorts International, Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/2021	52,000	58,630
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	28,000	28,490
6.00%, 03/15/2023	35,000	38,762
7.75%, 03/15/2022	53,000	62,176
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	85,000	87,656
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	81,000	90,315
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes,
5.25%, 05/15/2027(b)	23,000	23,288
5.50%, 03/01/2025(b)	69,000	72,364
		579,552

Coal & Consumable Fuels–0.02%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	44,000	44,990

Commercial Printing–0.02%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	51,000	53,295

	Principal Amount	Value
Commodity Chemicals–0.04%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	$44,000	$46,860
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	41,000	43,665
		90,525

Communications Equipment–0.11%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	123,000	131,303
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes,
5.25%, 08/01/2026	62,000	65,255
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	63,000	71,741
		268,299

Construction & Engineering–0.55%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	310,000	316,587
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	983,000	974,821
		1,291,408

Construction Machinery & Heavy Trucks–0.08%
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	44,000	46,530
6.75%, 06/15/2021	43,000	44,720
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	43,000	45,150
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	41,000	43,153
		179,553

Construction Materials–0.17%
Vulcan Materials Co., Sr. Unsec. Global Notes, 4.50%, 06/15/2047	378,000	389,878

Consumer Finance–2.25%
Ally Financial Inc.,
Sr. Unsec. Global Notes,
4.13%, 03/30/2020	950,000	979,687
4.63%, 03/30/2025	131,000	137,059
5.13%, 09/30/2024	17,000	18,360
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	40,000	45,200
Capital One Financial Corp., Sr. Unsec. Global Notes,
3.05%, 03/09/2022	450,000	456,532
3.75%, 03/09/2027	1,210,000	1,225,654
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	915,000	907,556
Navient Corp., Sr. Unsec. Medium-Term Notes,
7.25%, 01/25/2022	30,000	32,919
8.00%, 03/25/2020	65,000	72,046
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	1,300,000	1,369,289
		5,244,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Bond Fund

	Principal Amount	Value
Copper–0.30%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	$80,000	$82,800
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	100,000	96,750
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	476,000	521,220
		700,770

Data Processing & Outsourced Services–0.29%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	483,000	506,190
First Data Corp., Sr. Sec. Gtd. First Lien Notes,
5.00%, 01/15/2024(b)	37,000	38,665
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	122,000	132,065
		676,920

Diversified Banks–11.60%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	815,000	807,999
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	1,355,000	1,519,294
Bank of America Corp., Unsec. Sub. Global Notes,
7.75%, 05/14/2038	765,000	1,121,493
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	305,000	334,738
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	1,130,000	1,275,487
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	1,495,000	1,637,025
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	440,000	497,200
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	540,000	590,070
Barclays PLC (United Kingdom), Unsec. Sub. Global Notes, 4.84%, 05/09/2028	200,000	208,267
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	535,000	563,073
Citigroup Inc., Sr. Unsec. Global Notes,
2.88%, 07/24/2023	245,000	246,174
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	1,220,000	1,381,835
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	750,000	782,812
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	545,000	576,337
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	513,000	573,919

	Principal Amount	Value
Diversified Banks–(continued)
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	$210,000	$242,025
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	1,509,000	1,578,711
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	772,000	789,691
HSBC Holdings PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 6.00%(c)	845,000	889,554
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	500,000	532,910
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	214,000	225,400
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	720,000	773,100
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	1,170,000	1,196,780
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	395,000	396,818
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Global Bonds,
2.30%, 08/15/2021	910,000	913,240
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	515,000	520,603
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	535,000	544,362
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	775,000	804,062
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Notes,
3.50%, 05/15/2023	894,000	904,318
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	100,000	106,075
Société Générale S.A. (France), Jr. Unsec. Sub. Notes, 7.38%(b)(c)	295,000	318,600
Standard Chartered PLC (United Kingdom), Jr. Unsec. Sub. Notes, 7.75%(b)(c)	255,000	279,544
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	300,000	307,088
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	350,000	350,456
Wells Fargo & Co., Unsec. Sub. Global Notes,
5.38%, 11/02/2043	1,840,000	2,155,234
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	375,000	407,549
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	634,000	705,325
		27,057,168

Diversified Capital Markets–0.93%
Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	519,000	532,453
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	515,000	528,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	$530,000	$548,429
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	498,000	549,379
		2,158,308

Diversified Chemicals–0.51%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
5.38%, 05/15/2027	177,000	185,437
6.63%, 05/15/2023	409,000	439,164
7.00%, 05/15/2025	20,000	22,100
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	519,000	525,812
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Notes, 5.38%, 09/01/2025(b)	27,000	27,641
		1,200,154

Diversified Metals & Mining–0.52%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	80,000	88,500
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), Sr. Unsec. Notes, 4.10%, 04/11/2023(b)	287,000	286,103
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes,
4.75%, 01/15/2022	64,000	67,040
Sr. Unsec. Notes, 6.13%, 10/01/2035	42,000	46,305
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.13%, 08/09/2024(b)	726,000	735,075
		1,223,023

Diversified REIT’s–0.94%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	447,000	454,097
Trust F/1401 (Mexico), Sr. Unsec. Notes,
5.25%, 12/15/2024(b)	881,000	938,265
5.25%, 01/30/2026(b)	764,000	806,568
		2,198,930

Diversified Support Services–0.01%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	25,000	26,281

Drug Retail–1.17%
CVS Pass Through Trust,
Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,006,154	1,151,512
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,382,335	1,581,326
		2,732,838

Electric Utilities–2.16%
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	1,755,000	2,031,076
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 4.75%, 05/25/2047(b)	455,000	491,334

	Principal Amount	Value
Electric Utilities–(continued)
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	$425,000	$440,911
FirstEnergy Corp., Series B, Sr. Unsec. Global Notes,
3.90%, 07/15/2027	387,000	395,336
Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	326,000	342,967
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	300,000	307,158
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	961,000	1,023,465
		5,032,247

Electrical Components & Equipment–0.07%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	86,000	89,010
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes,
4.88%, 10/15/2023(b)	35,000	36,619
5.00%, 10/01/2025(b)	35,000	36,925
		162,554

Environmental & Facilities Services–0.04%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	40,000	41,800
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	39,000	39,975
		81,775

Financial Exchanges & Data–1.64%
Moody’s Corp., Sr. Unsec. Global Bonds,
5.50%, 09/01/2020	1,080,000	1,184,937
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	40,000	40,644
4.88%, 02/15/2024	1,575,000	1,776,554
5.25%, 07/15/2044	425,000	499,385
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	80,000	85,200
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	230,000	239,160
		3,825,880

Food Distributors–0.04%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	100,000	104,250

Food Retail–0.29%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes,
2.70%, 07/26/2022(b)	409,000	411,763
4.50%, 07/26/2047(b)	182,000	190,836
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	76,000	75,050
		677,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Bond Fund

	Principal Amount	Value
Gas Utilities–0.12%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	$98,000	$102,165
5.88%, 08/20/2026	28,000	28,700
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	37,000	35,613
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/01/2025	15,000	13,425
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	90,000	88,762
		268,665

General Merchandise Stores–0.03%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	66,000	69,960

Health Care Equipment–0.21%
Becton, Dickinson and Co., Sr. Unsec. Notes, 2.89%, 06/06/2022	444,000	446,978
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	50,000	51,250
		498,228

Health Care Facilities–0.49%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	50,000	53,875
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes,
5.13%, 08/01/2021	40,000	40,200
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	65,000	65,731
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	16,935	14,120
8.00%, 11/15/2019	45,000	44,719
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	125,000	135,000
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes,
5.88%, 03/15/2022	52,000	57,590
6.50%, 02/15/2020	250,000	272,500
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	67,000	72,276
5.50%, 06/15/2047	64,000	66,400
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	50,000	52,750
5.88%, 02/15/2026	30,000	32,437
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	45,000	47,025
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2024	40,000	41,500
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	11,000	11,578

	Principal Amount	Value
Health Care Facilities–(continued)
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes,
7.50%, 01/01/2022(b)	$11,000	$11,907
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	55,000	54,862
8.00%, 08/01/2020	12,000	12,190
8.13%, 04/01/2022	60,000	63,225
		1,149,885

Health Care REIT’s–1.36%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	994,000	1,054,081
4.25%, 11/15/2023	525,000	563,290
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	310,000	320,352
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	1,090,000	1,225,218
		3,162,941

Health Care Services–0.66%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	40,000	41,200
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	130,000	132,113
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(d)	52,000	53,885
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	591,000	596,317
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 09/01/2027	450,000	459,581
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	79,000	81,666
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	105,000	112,744
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
6.75%, 07/01/2025(b)	9,000	8,539
8.88%, 04/15/2021(b)	10,000	10,325
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	45,000	43,481
		1,539,851

Home Entertainment Software–0.26%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	575,000	601,781

Home Improvement Retail–0.04%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	90,000	86,738

Homebuilding–0.95%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes,
6.75%, 08/01/2025(b)	34,000	33,915
6.88%, 02/15/2021(b)	40,000	41,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	$60,000	$63,675
8.75%, 03/15/2022	40,000	44,300
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	8,000	9,360
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	13,000	13,455
5.38%, 10/01/2022	70,000	76,125
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	30,000	34,575
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	40,000	42,250
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,815,000	1,746,938
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	47,000	50,760
7.15%, 04/15/2020	25,000	27,625
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	26,000	27,430
		2,211,558

Hotel and Resort REIT’s–0.28%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	105,000	111,443
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	510,000	542,738
		654,181

Hotels, Resorts & Cruise Lines–0.04%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	80,000	89,250

Household Products–0.37%
Church & Dwight Co., Inc., Sr. Unsec. Global Notes, 2.45%, 08/01/2022	163,000	163,734
Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes, 3.70%, 08/01/2047	451,000	456,195
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	21,000	21,893
5.75%, 10/15/2020	60,000	61,125
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	61,000	65,422
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	40,000	42,700
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	46,000	47,610
		858,679

Hypermarkets & Super Centers–0.25%
Costco Wholesale Corp., Sr. Unsec. Global Notes, 3.00%, 05/18/2027	574,000	580,401

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.14%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 03/15/2024	$45,000	$47,081
5.50%, 04/15/2025	129,000	134,483
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	24,000	22,980
5.50%, 02/01/2024	14,000	13,055
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	30,000	31,200
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	31,000	32,085
6.63%, 03/15/2023	34,000	35,275
6.63%, 01/15/2027	16,000	16,880
		333,039

Industrial Machinery–0.00%
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	9,000	9,270

Integrated Oil & Gas–1.04%
Cenovus Energy Inc. (Canada), Sr. Unsec. Notes, 4.25%, 04/15/2027(b)	573,000	554,205
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 5.38%, 03/13/2022(b)	558,000	601,335
6.50%, 03/13/2027(b)	308,000	344,958
6.75%, 09/21/2047(b)	458,000	491,291
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.38%, 08/21/2022	427,000	430,854
		2,422,643

Integrated Telecommunication Services–5.66%
AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	416,000	415,226
3.90%, 08/14/2027	1,014,000	1,026,728
4.75%, 05/15/2046	606,000	582,890
5.15%, 03/15/2042	1,070,000	1,092,328
5.15%, 02/14/2050	911,000	922,306
5.25%, 03/01/2037	475,000	503,638
5.30%, 08/14/2058	866,000	881,863
5.70%, 03/01/2057	490,000	525,599
Sr. Unsec. Notes, 4.45%, 04/01/2024	365,000	392,119
CenturyLink, Inc., Series S, Sr. Unsec. Notes,
6.45%, 06/15/2021	40,000	42,050
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	58,000	60,900
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	41,000	40,795
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	78,000	77,512
10.50%, 09/15/2022	95,000	85,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	$200,000	$210,500
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 4.75%, 02/16/2021(b)	200,000	213,755
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	83,000	92,234
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	83,000	89,432
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	880,000	971,262
7.05%, 06/20/2036	1,165,000	1,544,444
Verizon Communications Inc., Sr. Unsec. Global Notes,
4.13%, 08/15/2046	307,000	273,385
4.52%, 09/15/2048	2,221,000	2,080,651
4.81%, 03/15/2039	413,000	420,263
5.01%, 08/21/2054	672,000	660,954
		13,206,453

Internet & Direct Marketing Retail–0.95%
Amazon.com, Inc., Sr. Unsec. Notes,
3.88%, 08/22/2037(b)	252,000	260,481
4.05%, 08/22/2047(b)	541,000	558,533
4.25%, 08/22/2057(b)	399,000	415,026
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	1,000,000	985,694
		2,219,734

Investment Banking & Brokerage–2.36%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	564,000	638,112
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	862,000	883,550
E*TRADE Financial Corp., Sr. Unsec. Global Notes, 2.95%, 08/24/2022	426,000	428,396
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.25%, 07/27/2021	565,000	623,036
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	1,060,000	1,186,179
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	310,000	408,428
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	330,000	352,841
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	885,000	972,621
		5,493,163

IT Consulting & Other Services–0.16%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	340,000	363,495

	Principal Amount	Value
Leisure Facilities–0.05%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	$55,000	$58,163
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	69,000	69,776
		127,939

Life & Health Insurance–2.52%
American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	540,000	568,350
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	545,000	549,769
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	950,000	1,075,326
MetLife, Inc., Sr. Unsec. Global Notes,
4.13%, 08/13/2042	390,000	404,151
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	910,000	946,400
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	1,645,000	1,804,108
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	390,000	527,689
		5,875,793

Managed Health Care–0.48%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	30,000	31,200
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	435,000	467,042
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	32,000	31,560
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	483,000	514,130
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	75,000	78,937
		1,122,869

Metal & Glass Containers–0.07%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	85,000	92,862
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes,
6.00%, 10/15/2022	25,000	26,594
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	38,000	39,758
		159,214

Movies & Entertainment–1.26%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	85,000	81,494
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	43,000	45,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Bond Fund

	Principal Amount	Value
Movies & Entertainment–(continued)
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	$685,000	$711,664
Time Warner, Inc., Sr. Unsec. Gtd. Deb.,
6.50%, 11/15/2036	675,000	821,522
Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	850,000	917,818
Viacom Inc., Jr. Unsec. Sub. Global Notes,
5.88%, 02/28/2057	25,000	25,062
6.25%, 02/28/2057	157,000	158,177
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	194,000	187,126
		2,948,013

Multi-Line Insurance–2.38%
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	272,000	274,765
9.88%, 06/15/2019	1,055,000	1,195,238
American International Group, Inc., Sr. Unsec. Global Notes,
3.90%, 04/01/2026	635,000	665,026
4.50%, 07/16/2044	1,485,000	1,551,654
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	425,000	473,955
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	830,000	938,880
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	415,000	459,392
		5,558,910

Office REIT’s–0.25%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	550,000	571,942

Office Services & Supplies–0.54%
Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.38%, 10/01/2021	805,000	807,212
4.63%, 03/15/2024	440,000	450,894
		1,258,106

Oil & Gas Drilling–0.06%
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	56,000	41,300
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.25%, 11/15/2024	54,000	47,790
6.50%, 12/15/2021	22,000	21,450
7.75%, 12/15/2023	9,000	8,978
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	30,000	25,425
		144,943

Oil & Gas Equipment & Services–0.07%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	25,000	24,438

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes,
6.38%, 05/01/2019	$21,000	$21,026
7.13%, 12/15/2021	50,000	50,500
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	50,000	41,875
8.25%, 06/15/2023	20,000	19,800
		157,639

Oil & Gas Exploration & Production–3.25%
Anadarko Petroleum Corp., Sr. Unsec. Notes,
5.55%, 03/15/2026	551,000	614,821
6.60%, 03/15/2046	902,000	1,094,649
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	77,000	78,925
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	47,000	26,202
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	53,000	54,060
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	103,000	107,377
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	961,000	996,052
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
3.80%, 06/01/2024	75,000	70,500
5.00%, 09/15/2022	974,000	983,740
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	33,000	15,263
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	41,000	40,180
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	24,000	23,640
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	48,000	47,160
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	254,000	255,737
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	66,000	70,620
Noble Energy, Inc., Sr. Unsec. Global Notes,
3.85%, 01/15/2028	653,000	652,607
4.95%, 08/15/2047	992,000	996,195
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	60,000	58,350
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/01/2024(b)	88,000	92,400
QEP Resources, Inc., Sr. Unsec. Global Notes,
5.25%, 05/01/2023	22,000	21,093
Sr. Unsec. Notes, 6.88%, 03/01/2021	58,000	60,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
4.88%, 05/15/2025	$50,000	$48,125
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	43,000	43,860
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	40,000	42,800
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	69,000	69,517
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	45,000	42,750
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	69,000	63,997
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Bonds, 4.00%, 08/15/2026(b)	702,000	704,230
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	86,000	80,195
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	65,000	64,025
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	58,000	57,130
		7,576,520

Oil & Gas Storage & Transportation–6.88%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 05/01/2024	128,000	139,680
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	15,000	16,031
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	84,000	86,100
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 2.90%, 07/15/2022	302,000	304,313
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	107,000	115,828
Energy Transfer, LP, Sr. Unsec. Global Notes,
4.65%, 06/01/2021	324,000	344,758
Sr. Unsec. Notes,
4.20%, 04/15/2027	308,000	312,919
4.75%, 01/15/2026	845,000	892,815
5.15%, 03/15/2045	725,000	709,238
5.30%, 04/15/2047	651,000	651,759
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
3.90%, 02/15/2024	617,000	646,570
Series D, Jr. Unsec. Sub. Gtd. Deb., 4.88%, 08/16/2077	1,102,000	1,105,526
Series D, Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	100,000	127,477
Series E, Jr. Unsec. Sub. Gtd. Deb., 5.25%, 08/16/2077	1,044,000	1,047,689
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	840,000	859,464

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	$23,000	$24,035
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes,
4.25%, 09/01/2024	516,000	538,263
5.40%, 09/01/2044	955,000	979,770
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes,
7.75%, 01/15/2032	207,000	266,777
7.80%, 08/01/2031	261,000	335,122
MPLX LP, Sr. Unsec. Global Bonds,
4.50%, 07/15/2023	987,000	1,050,271
Sr. Unsec. Global Notes, 4.88%, 06/01/2025	127,000	136,193
NGPL PipeCo. LLC, Sr. Unsec. Bonds,
4.88%, 08/15/2027(b)	292,000	302,220
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	170,000	175,100
ONEOK Partners, L.P., Sr. Unsec. Gtd. Global Notes, 3.38%, 10/01/2022	400,000	404,145
ONEOK, Inc., Sr. Unsec. Gtd. Global Notes,
4.00%, 07/13/2027	171,000	173,400
4.25%, 02/01/2022	237,000	247,417
4.95%, 07/13/2047	696,000	703,609
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes,
4.20%, 03/15/2028	1,231,000	1,240,232
5.00%, 03/15/2027	397,000	421,812
5.63%, 03/01/2025	159,000	175,894
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	50,000	49,500
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds,
5.25%, 05/01/2023	68,000	69,785
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	47,000	48,528
Williams Cos., Inc. (The), Sr. Unsec. Global Notes,
4.55%, 06/24/2024	85,000	87,285
Sr. Unsec. Notes, 7.88%, 09/01/2021	31,000	36,193
Williams Partners L.P., Sr. Unsec. Global Notes,
3.60%, 03/15/2022	729,000	751,995
Sr. Unsec. Notes, 4.13%, 11/15/2020	447,000	469,495
		16,047,208

Other Diversified Financial Services–0.41%
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 3.00%, 07/15/2022(b)	474,000	476,901
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Notes, 0.00% , 12/05/2022(b)(e)	200,000	179,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	$17,000	$17,722
Washington Prime Group, L.P., Sr. Unsec. Notes, 5.95%, 08/15/2024	265,000	271,672
		945,670

Packaged Foods & Meats–0.10%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	24,000	24,750
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	60,000	60,300
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	41,000	42,486
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	100,000	106,500
		234,036

Paper Packaging–0.45%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	53,000	56,445
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	871,000	988,994
		1,045,439

Paper Products–0.15%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	240,000	240,600
Mercer International Inc. (Canada), Sr. Unsec. Global Notes,
7.75%, 12/01/2022	22,000	23,512
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	20,000	20,925
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	57,000	58,069
		343,106

Pharmaceuticals–0.45%
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.35%, 05/15/2022	320,000	323,524
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/2046	490,000	528,775
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.63%, 12/01/2021(b)	93,000	85,560
5.88%, 05/15/2023(b)	20,000	17,075
6.13%, 04/15/2025(b)	40,000	33,900
7.00%, 10/01/2020(b)	24,000	24,030
7.25%, 07/15/2022(b)	45,000	43,031
		1,055,895

Property & Casualty Insurance–1.38%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	275,000	293,747
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	312,000	354,210

	Principal Amount	Value
Property & Casualty Insurance–(continued)
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	$1,100,000	$1,229,388
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	530,000	670,450
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	600,000	661,609
		3,209,404

Railroads–0.05%
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	103,000	108,150

Regional Banks–0.89%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	50,000	54,125
5.00%, 08/01/2023	60,000	65,175
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	660,000	708,709
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	340,000	400,315
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	794,000	835,685
		2,064,009

Reinsurance–0.32%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	685,000	748,082

Residential REIT’s–0.42%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	940,000	975,463

Restaurants–0.99%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes,
5.00%, 10/15/2025(b)	570,000	585,675
6.00%, 04/01/2022(b)	1,337,000	1,383,795
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	200,000	205,750
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	44,000	46,530
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes,
8.00%, 05/01/2022	50,000	53,375
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	19,000	20,283
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	23,000	23,690
		2,319,098

Retail REIT’s–0.47%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	481,000	480,166
Realty Income Corp., Sr. Unsec. Notes, 3.25%, 10/15/2022	600,000	616,740
		1,096,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Bond Fund

	Principal Amount	Value
Semiconductors–1.79%
Analog Devices, Inc., Sr. Unsec. Global Notes,
3.13%, 12/05/2023	$445,000	$456,004
4.50%, 12/05/2036	110,000	115,492
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes,
3.00%, 01/15/2022(b)	1,045,000	1,061,328
3.88%, 01/15/2027(b)	1,086,000	1,122,653
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	63,000	66,780
NXP B.V./NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	489,000	511,922
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	806,000	835,712
		4,169,891

Sovereign Debt–0.72%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	941,000	991,814
Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	200,000	205,376
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 7.88%, 07/28/2045	388,000	476,270
		1,673,460

Specialized Consumer Services–0.05%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	27,000	27,810
Sr. Unsec. Notes, 7.45%, 08/15/2027	91,000	99,076
		126,886

Specialized Finance–3.33%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	3,793,000	4,110,664
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes,
3.50%, 05/26/2022	264,000	271,425
4.63%, 10/30/2020	150,000	159,600
5.00%, 10/01/2021	230,000	249,119
Air Lease Corp., Sr. Unsec. Global Notes,
3.00%, 09/15/2023	394,000	394,606
3.38%, 06/01/2021	825,000	852,010
3.88%, 04/01/2021	995,000	1,043,795
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	15,000	16,837
Sr. Unsec. Notes, 5.00%, 04/01/2023	108,000	115,560

	Principal Amount	Value
Specialized Finance–(continued)
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	$515,000	$544,934
		7,758,550

Specialized REIT’s–1.49%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	1,215,000	1,293,406
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/2024(b)	16,000	16,760
5.38%, 03/15/2027(b)	36,000	38,115
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	1,384,000	1,570,268
Equinix Inc., Sr. Unsec. Notes,
5.75%, 01/01/2025	7,000	7,543
5.88%, 01/15/2026	114,000	125,400
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	50,000	54,437
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	38,000	40,517
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	46,000	48,875
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	123,000	133,455
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	51,000	50,235
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	89,000	92,560
		3,471,571

Specialty Chemicals–0.21%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	40,000	41,800
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	153,750
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	60,000	67,800
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	62,000	71,687
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	92,000	96,830
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	42,000	45,623
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	21,000	21,499
		498,989

Steel–0.24%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	49,000	57,881
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 12/15/2026	59,000	62,761
5.13%, 10/01/2021	75,000	77,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Bond Fund

	Principal Amount	Value
Steel–(continued)
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	$357,000	$365,033
		563,113

Systems Software–0.18%
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	42,000	44,034
VMware, Inc., Sr. Unsec. Global Notes, 3.90%, 08/21/2027	362,000	365,956
		409,990

Technology Distributors–0.24%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	485,000	507,334
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	42,000	44,048
		551,382

Technology Hardware, Storage & Peripherals–1.03%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	255,000	276,817
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	1,286,000	1,436,479
8.35%, 07/15/2046(b)	311,000	403,804
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	115,000	127,506
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	55,000	60,225
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	75,000	89,344
		2,394,175

Tobacco–0.94%
BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.76%, 08/15/2022(b)	682,000	684,570
3.22%, 08/15/2024(b)	445,000	448,994
3.56%, 08/15/2027(b)	643,000	654,635
4.54%, 08/15/2047(b)	389,000	402,997
		2,191,196

Trading Companies & Distributors–0.10%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	51,000	53,359
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	73,000	75,737
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	28,000	30,730
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	42,000	44,940
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	20,000	21,250
		226,016

Trucking–0.25%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	65,000	63,781

	Principal Amount	Value
Trucking–(continued)
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes,
4.00%, 08/01/2020(b)	$170,000	$172,550
4.50%, 08/01/2022(b)	233,000	238,534
Hertz Corp. (The),
Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	18,000	18,270
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	25,000	24,062
6.75%, 04/15/2019	45,000	44,944
7.38%, 01/15/2021	25,000	24,750
		586,891

Wireless Telecommunication Services–1.96%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	620,000	652,143
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	565,000	705,153
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	200,000	214,500
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2044	1,215,000	1,403,187
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	60,000	65,700
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	86,000	94,923
7.63%, 02/15/2025	35,000	39,463
7.88%, 09/15/2023	167,000	190,380
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	1,197,000	1,215,735
		4,581,184
Total Bonds & Notes (Cost $197,259,557)		209,441,410

U.S. Treasury Securities–5.82%
U.S. Treasury Bills–0.04%(f)(g)
1.04%, 02/01/2018	5,000	4,978
1.10%, 02/01/2018	95,000	94,581
		99,559

U.S. Treasury Notes–4.67%
1.88%, 07/31/2022	5,061,000	5,099,353
2.13%, 07/31/2024	2,011,700	2,035,628
2.25%, 08/15/2027	3,714,600	3,757,332
		10,892,313

U.S. Treasury Bonds–1.11%
3.00%, 05/15/2047	2,452,500	2,589,687
Total U.S. Treasury Securities (Cost $13,498,895)		13,581,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Bond Fund

	Shares	Value
Preferred Stocks–2.15%
Investment Banking & Brokerage–1.55%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	$538,600
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,909,700
Morgan Stanley, Series F, 6.88% Pfd.	40,000	1,163,600
		3,611,900

Regional Banks–0.43%
CIT Group Inc., Series A, 5.80% Pfd.	10,000	10,438
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	856,800
SunTrust Banks, Inc., Series G, 5.05% Pfd.	121,000	123,117
		990,355

Reinsurance–0.17%
Reinsurance Group of America, Inc., 6.20% Pfd.	14,000	406,700
Total Preferred Stocks (Cost $4,351,000)		5,008,955

	Principal Amount	Value
Municipal Obligations–0.16%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $319,500)	$300,000	$386,625

	Shares
Money Market Funds–0.81%
Government & Agency Portfolio– Institutional Class, 0.93%(h)	1,127,941	1,127,941
Treasury Portfolio–Institutional Class, 0.90%(h)	751,961	751,961
Total Money Market Funds (Cost $1,879,902)		1,879,902
TOTAL INVESTMENTS IN SECURITIES–98.77% (Cost $217,308,854)		230,298,451
OTHER ASSETS LESS LIABILITIES–1.23%		2,858,514
NET ASSETS–100.00%		$233,156,965

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds

REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $60,728,819, which represented 26.05% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2017

Bonds & Notes	89.8%
U.S. Treasury Securities	5.8
Preferred Stocks	2.2
Municipal Obligations	0.2
Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Bond Fund

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	27	December-2017	$5,840,438	$2,473	$2,473
U.S. Treasury 5 Year Notes	125	December-2017	14,812,500	28,460	28,460
U.S. Treasury 10 Year Notes	103	December-2017	13,079,391	33,099	33,099
U.S. Treasury 30 Years Notes	19	December-2017	2,965,781	15,180	15,180
Subtotal — Long				79,212	79,212

Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	8	December-2017	(1,092,250)	(3,206)	(3,206)
U.S. Treasury Ultra Bonds	70	December-2017	(11,834,375)	(63,948)	(63,948)
Subtotal — Short				(67,154)	(67,154)
Total Futures Contracts — Interest Rate Risk				$12,058	$12,058

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
11/06/2017	TD Bank, N.A.	USD	755,632	EUR	652,425	$23,937
11/06/2017	TD Bank, N.A.	EUR	652,425	USD	758,311	(21,258)
Total Open Forward Foreign Currency Contracts — Currency Risk						$2,679

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $215,428,952)	$228,418,549
Investments in affiliated money market funds, at value and cost	1,879,902
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	23,937
Receivable for:
Investments sold	612,833
Dividends and interest	2,602,173
Investment for trustee deferred compensation and retirement plans	5,081
Total assets	233,542,475

Liabilities:
Other investments:
Variation margin payable — futures contracts	23,836
Unrealized depreciation on forward foreign currency contracts outstanding	21,258
Payable for:
Investments purchased	217,863
Dividends	31,712
Accrued fees to affiliates	496
Accrued trustees’ and officers’ fees and benefits	3,705
Accrued other operating expenses	81,559
Trustee deferred compensation and retirement plans	5,081
Total liabilities	385,510
Net assets applicable to shares outstanding	$233,156,965

Net assets consist of:
Shares of beneficial interest	$218,866,633
Undistributed net investment income	(385,966)
Undistributed net realized gain	1,671,959
Net unrealized appreciation	13,004,339
$233,156,965

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,377,069
Net asset value per share	$20.49
Market value per share	$19.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$5,128,908
Dividends	139,834
Dividends from affiliated money market funds	18,514
Total investment income	5,287,256

Expenses:
Advisory fees	485,978
Administrative services fees	26,613
Custodian fees	12,876
Transfer agent fees	26,087
Trustees’ and officers’ fees and benefits	12,748
Registration and filing fees	12,500
Reports to shareholders	12,014
Professional services fees	38,833
Taxes	14,049
Other	10,671
Total expenses	652,369
Less: Fees waived	(2,078)
Net expenses	650,291
Net investment income	4,636,965

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,980,556
Foreign currencies	(11,409)
Futures contracts	(42,963)
Swap agreements	(20,425)
1,905,759
Change in net unrealized appreciation of:
Investment securities	3,803,192
Foreign currencies	4
Forward foreign currency contracts	2,679
Futures contracts	29,833
Swap agreements	19,096
3,854,804
Net realized and unrealized gain	5,760,563
Net increase in net assets resulting from operations	$10,397,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$4,636,965	$9,463,039
Net realized gain	1,905,759	2,641,285
Change in net unrealized appreciation	3,854,804	10,669,645
Net increase in net assets resulting from operations	10,397,528	22,773,969
Distributions to shareholders from net investment income	(4,710,106)	(9,597,695)
Net increase in net assets	5,687,422	13,176,274

Net assets:
Beginning of period	227,469,543	214,293,269
End of period (includes undistributed net investment income of $(385,966) and $(312,825), respectively)	$233,156,965	$227,469,543

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing

22                         Invesco Bond Fund

service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the

23                         Invesco Bond Fund

Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible

24                         Invesco Bond Fund

bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%

For the six months ended August 31, 2017, the effective advisory fees incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $2,078.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

25                         Invesco Bond Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$209,441,410	$—	$209,441,410
U.S. Treasury Securities	—	13,581,559	—	13,581,559
Preferred Stocks	5,008,955	—	—	5,008,955
Municipal Obligations	—	386,625	—	386,625
Money Market Funds	1,879,902	—	—	1,879,902
	6,888,857	223,409,594	—	230,298,451
Futures Contracts*	12,058	—	—	12,058
Forward Foreign Currency Contracts*	—	2,679	—	2,679
Total Investments	$6,900,915	$223,412,273	$—	$230,313,188

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$79,212	$79,212
Unrealized appreciation on forward foreign currency contracts outstanding	23,937	—	23,937
Total Derivative Assets	23,937	79,212	103,149
Derivatives not subject to master netting agreements	—	(79,212)	(79,212)
Total Derivative Assets subject to master netting agreements	$23,937	$—	$23,937

26                         Invesco Bond Fund

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$(67,154)	$(67,154)
Unrealized depreciation on forward foreign currency contracts outstanding	(21,258)	—	(21,258)
Total Derivative Liabilities	(21,258)	(67,154)	(88,412)
Derivatives not subject to master netting agreements	—	67,154	67,154
Total Derivative Liabilities subject to master netting agreements	$(21,258)	$—	$(21,258)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
TD Bank, N.A.	$23,937	$(21,258)	$2,679	$—	$—	$2,679

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$—	$—
Futures contracts	—	—	(42,963)	(42,963)
Swap agreements	(20,425)	—	—	(20,425)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	—	2,679	—	2,679
Futures contracts	—	—	29,833	29,833
Swap agreements	19,096	—	—	19,096
Total	$(1,329)	$2,679	$(13,130)	$(11,780)

The table below summarizes the two months average notional value of forward foreign currency contracts, six months average notional value of futures contracts and three months average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$1,555,894	$40,664,358	$2,500,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

27                         Invesco Bond Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$226,527	$226,527

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $93,581,479 and $97,875,475, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $78,035,339 and $72,828,092, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,142,402
Aggregate unrealized (depreciation) of investments	(492,386)
Net unrealized appreciation of investments	$12,650,016

Cost of investments for tax purposes is $217,663,172.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	11,377,069	11,377,069
Shares issued through dividend reinvestment	—	—
Ending shares	11,377,069	11,377,069

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.069	September 13, 2017	September 29, 2017
October 2, 2017	$0.069	October 13, 2017	October 31, 2017

28                         Invesco Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Years ended February 28,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.99		$18.84	$20.49	$20.38	$20.90	$20.64
Net investment income(a)	0.41		0.83	0.84	0.85	0.86	0.86
Net gains (losses) on securities (both realized and unrealized)	0.50		1.16	(1.54)	0.64	(0.20)	0.91
Total from investment operations	0.91		1.99	(0.70)	1.49	0.66	1.77
Less distributions from:
Net investment income	(0.41)		(0.84)	(0.85)	(0.87)	(0.89)	(0.95)
Net realized gains	—		—	(0.10)	(0.51)	(0.29)	(0.56)
Total distributions	(0.41)		(0.84)	(0.95)	(1.38)	(1.18)	(1.51)
Net asset value, end of period	$20.49		$19.99	$18.84	$20.49	$20.38	$20.90
Market value, end of period	$19.45		$18.98	$17.79	$18.81	$18.43	$20.62
Total return at net asset value(b)	4.71%		10.96%	(3.09)%	8.22%	4.05%	8.77%
Total return at market value(c)	4.69%		11.57%	(0.32)%	9.85%	(4.63)%	6.23%
Net assets, end of period (000’s omitted)	$233,157		$227,470	$214,293	$233,150	$231,912	$237,762
Portfolio turnover rate(d)	76%		168%	167%	218%	192%	70%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.56	%(e)	0.54%	0.56%	0.55%	0.59%	0.56%
Without fee waivers and/or expense reimbursements	0.56	%(e)	0.54%	0.56%	0.55%	0.59%	0.56%
Ratio of net investment income to average net assets	4.01	%(e)	4.18%	4.31%	4.12%	4.26%	4.11%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $229,532.

29                         Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Bond Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Investment Grade Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other

30                         Invesco Bond Fund

funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31                         Invesco Bond Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purpose:

(1)	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	David C. Arch	10,145,267	188,052
	Teresa M. Ressel	10,151,124	182,195
	Larry Soll	10,122,983	210,336
	Philip A. Taylor	10,147,762	185,557
	Christopher L. Wilson	10,139,403	193,916

32                         Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-02090	VK-CE-BOND-SAR-1	10182017	0827

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.